Non-current investments	12 Months Ended
Jun. 30, 2026
Non-current Investments
Non-current investments

27. Non-current investments

	2026 USD	2025 USD
Investment in Merykh Technologies Private Limited — associate	42,901	–
Investments in equity securities	45,917	–
Investments in mutual funds	758,349	–
	847,167	–

The investments in subsidiaries recorded by the Company, Vega Global Technologies Pty Ltd, VIS Networks Private Limited and VIS Global PTE Ltd are eliminated on consolidation (Note 37). VIS Networks Private Limited holds 25 percent of Merykh Technologies Private Limited, which is an associate accounted for using the equity method. The investment is measured at its cost in the accounts of VIS Networks Private Limited of INR 615,000 at the acquisition date, pending completion of the purchase price allocation (Note 37), increased by the Group’s share of the profit of the associate from 13 February 2026 to 30 June 2026 of USD 36,688, and translated at the closing rate. The share of profit is measured on the profit before tax of the associate for that period, less income tax estimated at 25 percent. The carrying amount at 30 June 2026 is USD 42,901. The Group’s share of the associate’s profit from continuing operations was USD 36,688, its share of post-tax profit or loss from discontinued operations was nil, its share of other comprehensive income was nil and its share of total comprehensive income was USD 36,688.

The investments in equity securities and mutual funds are measured at fair value through profit or loss and are categorised within the fair value hierarchy as follows.

	2026 USD	2025 USD
Level 1 — quoted equity shares (YES Bank Limited)	44,870	–
Level 1 — government securities (VIS Philippines)	5,998	–
Level 2 — units in ten open-ended mutual funds	278,602	–
Level 3 — units in alternative investment funds	474,796	–
	804,266	–

Level 1. The quoted equity shares are measured at their quoted market price on the National Stock Exchange of India at 30 June 2026. The government securities are measured at their quoted price.

Level 2. The units in open-ended mutual funds are measured at the net asset value per unit published daily by the fund managers. The net asset value is observable but is not a quoted price for the units in an active market, and the units are therefore categorised within Level 2 (IFRS 13 paragraphs 81 and 82).

Level 3. The units in alternative investment funds (India Realty Excellence Fund VI USD 173,470, Neo Special Credit Opportunities Fund USD 103,976 and Motilal Oswal India Excellence Fund USD 197,350) are not redeemable on demand and are measured at the net asset value reported by the fund managers at 30 June 2026, which is the significant unobservable input. A 10 percent increase or decrease in the value of the Level 3 investments would decrease or increase the loss before income tax by USD 47,480.

The movement in Level 3 investments from 12 February 2026 to 30 June 2026 was as follows. There were no transfers between levels during the year.

2026 USD
Acquired through business combinations	449,510
Additions — India Realty Excellence Fund VI drawdown, 29 April 2026	12,795
Gains recognised in profit or loss	31,657
Exchange differences	(19,166)
Balance at 30 June 2026	474,796